INCOME TAX, Income Tax Reconciliation (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net profit (loss)		€ 220.1	€ 153.2	€ (85.6)
Income Tax Expense (Credit)		113.4	185.2	190.4
Profit (Loss) Before Tax		333.5	338.4	104.8
At Technip Energies' statutory income tax rate of 32.02%	[1]	106.8	116.6	36.2
Net change in deferred tax assets recognized		(30.6)	34.1	36.3
Net change in tax contingencies		10.3	(5.1)	10.2
Non-deductible legal provision		0.0	6.4	76.0
Other non-deductible expenses		25.0	21.8	40.8
Deferred tax adjustment for change in tax rate		1.6	8.8	0.0
Adjustments on prior year taxes		2.3	1.6	0.0
Other adjustments		(2.0)	1.0	(9.1)
Effective income tax expense (credit)		€ 113.4	€ 185.2	€ 190.4
Tax rate		34.00%	55.00%	181.00%
France [Member]
Tax rate [Abstract]
Income tax rate		32.02%	34.43%	34.43%

[1]	The tax rate used for the purpose of the income tax expense reconciliation was 32.02% in 2020, 34,43% in 2019 and 2018. The rate corresponds to the statutory rate of the parent company in France.